SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warranty Allowance) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the period	$ 5,389	$ 6,459	$ 5,936
Warranties issued during the period	5,080	7,258	9,688
Costs incurred with respect of warranties during the period	(5,246)	(8,328)	(9,165)
Balance at the end of the period	$ 5,223	$ 5,389	$ 6,459